Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Machinery and equipment	$ 6,037	$ 5,655	$ 3,748
Leasehold improvements	436	2,650	2,650
Furniture and fixtures	579	353	234
Construction in Progress			22
Total property and equipment, gross	7,052	8,658	6,654
Less: Accumulated depreciation and amortization	(3,202)	(3,495)	(2,225)
Total property and equipment, net	$ 3,850	$ 5,163	$ 4,429